Document and Entity Information	Jan. 26, 2021
Prospectus:
Document Type	497
Document Period End Date	Jan. 26, 2021
Entity Registrant Name	FPA Funds Trust
Entity Central Index Key	0000924727
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 26, 2021
Document Effective Date	Jan. 26, 2021
Prospectus Date	Sep. 04, 2020
Supra Institutional Class Prospectus | FPA Crescent Fund | Supra Institutional Class
Prospectus:
Trading Symbol	FPCSX